FAIR VALUE MEASUREMENT - Foreign currency forward and collar contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) R$ / $ ₽ / $ $ / $	Dec. 31, 2019 USD ($)
Derivative Contracts
Financial Instruments
Unrealized Gain (loss) on Derivative Financial Instruments	$ 2.2	$ 5.8
Foreign currency forward and collar contracts
Financial Instruments
Unrealized Gain (loss) on Derivative Financial Instruments	(2.5)	2.6
Brazilian real zero cost collar contracts
Financial Instruments
Unrealized Gain (loss) on Derivative Financial Instruments	(5.8)	(0.1)
Brazilian real zero cost collar contracts | 2021
Financial Instruments
Foreign currency net working capital	103.6
Brazilian real zero cost collar contracts | 2022
Financial Instruments
Foreign currency net working capital	64.8
Brazilian real zero cost collar contracts | 2023
Financial Instruments
Foreign currency net working capital	43.2
Brazilian real zero cost collar contracts | From 2021 to 2023
Financial Instruments
New derivative contracts	134.4
Canadian dollar forward buy contracts
Financial Instruments
Unrealized Gain (loss) on Derivative Financial Instruments	2.2	0.5
Canadian dollar forward buy contracts | 2021
Financial Instruments
Foreign currency net working capital	$ 25.2
Average price | $ / $	1.37
Canadian dollar forward buy contracts | 2022
Financial Instruments
Foreign currency net working capital	$ 12.0
Average price | $ / $	1.40
Canadian dollar forward buy contracts | From 2021 to 2022
Financial Instruments
New derivative contracts	$ 25.2
Average price | $ / $	1.40
Russian rouble zero cost collar contracts
Financial Instruments
New derivative contracts	$ 82.8
Unrealized Gain (loss) on Derivative Financial Instruments	1.1	$ 2.2
Russian rouble zero cost collar contracts | 2021
Financial Instruments
Foreign currency net working capital	51.6
Russian rouble zero cost collar contracts | 2022
Financial Instruments
Foreign currency net working capital	36.0
Russian rouble zero cost collar contracts | 2023
Financial Instruments
Foreign currency net working capital	$ 20.4
Put | Brazilian real forward buy contracts | 2021
Financial Instruments
Average price | R$ / $	4.35
Put | Brazilian real forward buy contracts | 2022
Financial Instruments
Average price | R$ / $	4.62
Put | Brazilian real forward buy contracts | 2023
Financial Instruments
Average price | R$ / $	5.00
Put | Brazilian real forward buy contracts | From 2021 to 2023
Financial Instruments
Average price | R$ / $	4.81
Put | Russian rouble zero cost collar contracts
Financial Instruments
Average price | ₽ / $	75.35
Put | Russian rouble zero cost collar contracts | 2021
Financial Instruments
Average price | ₽ / $	70.3
Put | Russian rouble zero cost collar contracts | 2022
Financial Instruments
Average price | ₽ / $	75.0
Put | Russian rouble zero cost collar contracts | 2023
Financial Instruments
Average price | ₽ / $	77.0
Call | Brazilian real forward buy contracts | 2021
Financial Instruments
Average price | R$ / $	5.39
Call | Brazilian real forward buy contracts | 2022
Financial Instruments
Average price | R$ / $	6.56
Call | Brazilian real forward buy contracts | 2023
Financial Instruments
Average price | R$ / $	7.26
Call | Brazilian real forward buy contracts | From 2021 to 2023
Financial Instruments
Average price | R$ / $	6.94
Call | Russian rouble zero cost collar contracts
Financial Instruments
Average price | ₽ / $	96.93
Call | Russian rouble zero cost collar contracts | 2021
Financial Instruments
Average price | ₽ / $	87.8
Call | Russian rouble zero cost collar contracts | 2022
Financial Instruments
Average price | ₽ / $	100.6
Call | Russian rouble zero cost collar contracts | 2023
Financial Instruments
Average price | ₽ / $	97.8